Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 40,289	¥ 37,771
Payables under securities lending transactions	662	1,092
Obligations to return securities received as collateral	6,335	7,223
Total	47,286	46,086
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	12,783	13,001
Payables under securities lending transactions	162	359
Obligations to return securities received as collateral	3,404	4,229
Total	16,349	17,589
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	19,866	14,172
Payables under securities lending transactions	36	0
Obligations to return securities received as collateral	1,353	1,033
Total	21,255	15,205
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	978	773
Payables under securities lending transactions	0	76
Obligations to return securities received as collateral	352	400
Total	1,330	1,249
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	5,212	8,819
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	0	0
Total	5,212	8,819
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	212	346
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	24	38
Total	236	384
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	756	636
Payables under securities lending transactions	464	657
Obligations to return securities received as collateral	1,202	1,523
Total	2,422	2,816
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	482	24
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	0	0
Total	¥ 482	¥ 24